Investment Strategy	Aug. 31, 2025
BNY Mellon Active International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests principally in securities of companies located in countries outside the United States (foreign companies). Foreign companies are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United States. The fund ordinarily invests in at least three countries (other than the United States) and is not geographically limited in its investment selection. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests principally in common stocks, including common stocks listed on foreign exchanges. The fund may invest in equity securities of companies of any market capitalization, with a greater emphasis on large- and mid-capitalization companies. The fund’s investments denominated in foreign currencies are normally unhedged to the U.S. dollar.

The fund's sub-adviser, Newton Investment Management North America, LLC (sub-adviser), identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

• valuation: the sub-adviser considers a company’s market price in relation to its earnings, cash flows, balance sheet profile, and long-term durability to assess return potential, downside risk, and appropriate portfolio sizing;

• sound business fundamentals: the sub-adviser analyzes a company's balance sheet, income, and cash flow data to determine the company's financial history and current status; and

• positive business momentum: the sub-adviser analyzes momentum factors, including, but not limited to, improving earnings expectations (e.g., company earnings being revised higher), company cash flow generation that is positive and growing, and growth in both sales and earnings, and momentum catalysts (which will usually be unique to the investment opportunity and can be company-specific (e.g., a change in company management, a business combination/divestiture, a new product launch) or industry-wide (e.g., regulatory changes)), to determine whether a company’s business momentum is expected to be short-term in nature and already reflected in the company’s stock price, or expected to lead to longer-term stock price appreciation.

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more countries and/or sectors. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the United Kingdom and Japan, and companies in the financials and industrials sectors.

The fund typically sells a stock when the fund's sub-adviser believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

BNY Mellon Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small cap companies. The fund considers small cap companies to be those companies with market capitalizations that are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index, an index that measures the performance of the small cap segment of the US equity market. As of March 31, 2026, the market capitalization of the largest company in the Russell 2000® Index was approximately $34.2 billion, and the weighted average and median market capitalizations of the Russell 2000® Index were approximately $4.9 billion and $963 million, respectively. The fund invests principally in common stocks.

In constructing the fund’s portfolio, the fund's sub-adviser, Newton Investment Management North America, LLC (sub-adviser), employs a fundamental, research driven process that seeks to identify high quality small cap companies with durable growth, sound business fundamentals, and attractive valuation. The process emphasizes cash flow generation, balance sheet strength, competitive positioning, and identifiable catalysts (e.g., business fundamental changes or developments the sub-adviser believes have the potential to improve a company’s long term earnings power, cash flows, or market position over time) that can drive value creation. The sub-adviser selects stocks it believes represent the most attractive opportunities within the small cap universe, while seeking to manage risk through sector, industry and security diversification and ongoing portfolio review. While the sub-adviser considers both value- and growth-oriented factors, there are no prescribed target allocations to any particular investment style.

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more sectors.

The fund typically sells a stock when the sub-adviser believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.